Consolidated Statements of Financial Position - CAD ($)	Jul. 31, 2021	Jul. 31, 2020
Current assets
Cash	$ 206,443	$ 206,529
Amounts receivable and other assets	5,112	12,029
Total current assets	211,555	218,558
Non-current assets
Mineral property interests	340,000	1
Right-of-use asset	47,001	0
Total assets	598,556	218,559
Current liabilities
Amounts payable and other liabilities	24,423	4,176
Income taxes payable	36,452	0
Due to related parties	25,367	75,832
Lease liability	7,466	0
Total current liabilities	93,708	80,008
Non-current liabilities
Lease liability	41,333	0
Total liabilities	135,041	80,008
Shareholders' equity
Share capital	27,599,806	27,158,423
Reserves	592,011	592,011
Accumulated deficit	(27,728,302)	(27,611,883)
Total shareholders' equity	463,515	138,551
Total liabilities and shareholders' equity	$ 598,556	$ 218,559